COMMITMENTS AND CONTINGENCIES - Minimum Future Fees Received under Non-Cancellable Operating and Right to Use Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Line Items]
2013	$ 12,530
2014	11,816
2015	6,353
2016	1,551
2017	163
Total minimum future fees received	$ 32,413